SUBSEQUENT EVENTS (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Nov. 09, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 01, 2023	Nov. 09, 2022	Feb. 21, 2022	Feb. 03, 2022
Subsequent Event [Line Items]
Shares, Issued				1,000,000
Share Price			$ 3					$ 4	$ 4
[custom:SecurityPurchaseAgreementDescription]				Pursuant to the Purchase Agreement, the Purchaser purchased 4,000 shares of a newly authorized Series E Convertible Preferred Stock (the “Series E Convertible Preferred Stock”), and the Company received proceeds of $4,000,000. The Purchase Agreement contains customary representations, warranties, agreements and indemnification rights and obligations of the parties.
Proceeds from Issuance of Preferred Stock and Preference Stock		$ 9,000,000	$ 999,000	$ 1,299,000	$ 4,500,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001
Contract with Customer, Liability, Current		1,588,928		$ 957,997	$ 1,829,311
[custom:ContractLiabilitiesTechnologiesSystems-0]		772,932		$ 211,452	$ 1,232,638
[custom:ConsultingRecognized]		$ 636,822
Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Par or Stated Value Per Share		$ 1,000
Preferred Stock, Redemption Price Per Share		3.00
Series F Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Share Price		$ 6.20
Employee Stock Purchase Plan [Member]
Subsequent Event [Line Items]
Shares, Issued							1,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares, Issued						150,000
Share Price						$ 4.22
Subsequent Event [Member] | Series E Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Shares, Issued	5,000
Share Price	$ 1,000
Preferred Units, Authorized	2,500
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 2,500,000
[custom:ConversionPrice-0]	$ 3.00
[custom:ConversionShares-0]	1,430,484
Shares Issued, Price Per Share	$ 3.00
Subsequent Event [Member] | Series F Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
[custom:StockExchangeShares-0]	5,000